Cover	Apr. 26, 2024
Cover [Abstract]
Entity Registrant Name	Cosmos Health Inc.
Entity Central Index Key	0001474167
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 26, 2024, Cosmos Health Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) to report the dismissal of KPMG Certified Auditors S.A. (“KPMG”) as the Company’s independent registered public accounting firm, effective immediately, and related matters under Item 4.01 of Form 8-K
Entity Emerging Growth Company	false
Document Period End Date	Apr. 26, 2024
Entity File Number	000-54436
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	141 West Jackson Blvd
Entity Address Address Line 2	Suite 4236
Entity Address City Or Town	Chicago
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60604
City Area Code	312
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false